Fair Value Measurements (Details) - Schedule of Reconciliation of the Opening and Closing Balances for the Liabilities Related to the Private Warrants - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Reconciliation of the Opening and Closing Balances for the Liabilities Related to the Private Warrants [Line Items]
Balance at December 31, 2021			$ 2,000	$ 866,000
Initial fair value
Balance at Total (gains) losses for period included in earnings	$ 212	$ 784	1,000	(864,000)
Balance at December 31, 2022				2,000
Stonepeak and Evolve Unvested Warrants [Member]
Fair Value Measurements (Details) - Schedule of Reconciliation of the Opening and Closing Balances for the Liabilities Related to the Private Warrants [Line Items]
Balance at December 31, 2021				8,677,000
Initial fair value
Balance at Total (gains) losses for period included in earnings				(8,677,000)
Balance at December 31, 2022
Institutional/Accredited Investor Warrants [Member]
Fair Value Measurements (Details) - Schedule of Reconciliation of the Opening and Closing Balances for the Liabilities Related to the Private Warrants [Line Items]
Balance at December 31, 2021			218,884	2,664,346
Initial fair value
Balance at Total (gains) losses for period included in earnings				(2,445,462)
Balance at December 31, 2022				218,884
Redeemable Preferred Stock [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Reconciliation of the Opening and Closing Balances for the Liabilities Related to the Private Warrants [Line Items]
Balance at December 31, 2021			$ 359,225	511,948
Initial fair value
Balance at Total (gains) losses for period included in earnings				(152,723)
Balance at December 31, 2022				$ 359,225